THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE 100 ADR INDEX FUND

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2007

"BLDRS" and "Baskets of Listed Depositary ReceiptS" are service marks of
The Bank of New York

BLDRS INDEX FUNDS TRUST

Table of Contents

The BLDRS Index Funds Trust

Introduction	1

Schedule of Investments	2

Financial Statements	14

Financial Highlights	24

Notes to Financial Statements	28

Report of Independent Registered Public Accounting Firm	35

Supplemental Information	36

This page has been left blank intentionally.

THE BLDRS INDEX FUNDS TRUST

This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM). The BNY Asia 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2007 representing the securities issued by 50 of the most actively traded companies from the Asian market having a free-float market capitalization ranging from $5 billion to $176 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM). The BNY Developed Markets 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2007 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from $9 billion to over $220 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM). The BNY Emerging Markets 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2007 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $5 billion to over $68 billion.

BLDRS Europe 100 ADR Index Fund

The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). The BNY Europe 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2007 representing the securities issued by 100 of the most actively traded companies from the European market having a free-float market capitalization ranging from $3 billion to over $220 billion.

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depositary Receipts	Shares	Value
Toyota Motor Corporation	128,840	$15,056,242
BHP Billiton Ltd.	142,908	11,232,569
Mitsubishi Ufj Financial Group Inc.	829,912	7,535,601
China Mobile HK Ltd.	71,034	5,827,629
MIZUHO FINANCIAL	505,717	5,729,774
Canon Inc.	102,102	5,543,118
Honda Motor Co., Ltd.	155,715	5,194,652
POSCO	25,837	4,618,880
Sony Corp	84,901	4,080,342
Westpac Banking Corp	31,216	3,926,973
Taiwan Semiconductor Manufacturing Co., Ltd.	378,273	3,828,123
Mitsui and Company Ltd.	7,301	3,694,306
China Life Insurance Co. Ltd.	39,812	3,432,591
Matsushita Electrical Industrial Co., Ltd.	182,852	3,391,905
Petrochina Co.	15,973	2,956,762
Nomura Holdings	162,390	2,703,794
Infosys Technologies Ltd.	48,664	2,354,851
Kookmin Bank	28,658	2,349,669
Nissan Motor Co., Ltd.	107,262	2,146,313
CNOOC Ltd.	12,399	2,063,566
NTT Docomo, Inc.	143,804	2,047,769
Fuji Photo Film Co., Ltd.	43,843	2,010,640
Shinhan Financial Group Co. Ltd.	14,907	1,912,568
Hitachi Ltd.	28,394	1,877,979
Nippon Telegraph & Telephone Corporation	77,715	1,808,428
Icici Bank Ltd.	34,183	1,802,128
China Petroleum and Chemical Corporation	14,296	1,759,981
Kyocera Corporation	16,017	1,492,624
United Microelectronics Corporation	303,331	1,088,958
China Unicom	50,975	1,062,319
TLK	20,958	1,023,170
Korea Electric Power Corporation	43,671	1,010,984
AU Optronics Corporation	59,363	1,004,422
TDK Corporation	10,976	960,400
China Telecom Corp. Ltd.	11,823	904,341
Chungwha Telecom Co., Ltd.	44,302	818,701
SK Telecom Co., Ltd.	27,302	810,869
Kubota Corporation	19,393	792,398
HDFC Bank Ltd.*	7,297	781,728

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depositary Receipts	Shares	Value
Nidec Corporation	41,351	$724,883
Aluminum Corp. of China*	10,014	701,280
Santos Ltd. (stosy)	12,689	679,496
Satyam Computer Services Ltd.	25,994	672,985
Alumina Ltd.	24,789	627,162
Siliconware Precision Industries	51,175	619,218
Lihir Gold Ltd.*	16,225	584,587
Makita Corporation*	12,269	533,333
Focus Media Hldg Ltd.*	8,922	517,654
Telecom Corp of New Zealand	30,041	509,495
Advantest Corporation	14,202	440,118
Total Investments (Cost $107,393,043)		$129,248,278

The securities of the Fund's investment portfolio categorized by sector group, as a percentage of total investments at value, are as follows:

Sector Classification	Value	Percentage
Banks	$22,745,091	17.60%
Automobiles & Parts	22,397,207	17.33%
Mobile Telecommunications	13,018,059	10.08%
Mining	11,817,156	9.14%
Technology Hardware & Equipment	9,847,887	7.62%
Leisure Goods	9,230,668	7.14%
Oil & Gas Producers	9,115,412	7.05%
Fixed Line Telecommunications	7,511,402	5.81%
Electronic & Electrical Equipment	4,604,981	3.57%
Software & Computer Services	4,267,419	3.30%
Support Services	3,694,306	2.86%
Life Insurance	3,432,591	2.66%
General Finance	2,703,794	2.09%
Industrial Metals	2,007,938	1.55%
Electricity	1,010,984	0.78%
Industrial Engineering	792,398	0.61%
Household Goods	533,333	0.41%
Media	517,652	0.40%
Total	$129,248,278	100.00%

(*)  Non-income producing security for the year ended September 30, 2007.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depositary Receipts	Shares	Value
BP plc	104,562	$7,251,375
HSBC Holdings PLC	77,403	7,167,518
Vodafone Group PLC	174,292	6,326,800
Total S.A.	74,228	6,014,695
Toyota Motor Corporation	49,718	5,810,045
GlaxoSmithKline plc	92,838	4,938,982
Royal Dutch Shell PLC (A shs)	59,861	4,919,377
Nokia Corporation	129,286	4,903,818
Novartis AG	81,320	4,469,347
BHP Billiton Ltd.	55,147	4,334,554
Banco Santander S.A.	205,616	3,970,445
Siemens AG	28,056	3,850,686
Telefonica, S.A.	45,825	3,839,219
Royal Dutch Shell PLC (B shs)	45,358	3,723,892
UBS AG	64,712	3,445,914
Allianz Aktiengesellschaft	147,654	3,435,909
ABN AMRO Holding N.V.	62,785	3,296,213
DaimlerChrysler AG*	32,304	3,236,861
ING Group	72,489	3,211,988
ENI SPA	40,301	2,972,602
Anglo American Plc	88,299	2,953,602
Mitsubishi Ufj Financial Group Inc.	320,256	2,907,924
Sanofi-Aventis	68,413	2,902,079
Banco Bilbao Vizcaya Argentaria, S.A.	123,218	2,868,515
Rio Tinto PLC	8,192	2,813,133
BHP Billiton PLC	38,268	2,751,852
Barclays PLC	55,969	2,721,213
AXA	59,155	2,638,905
AstraZeneca PLC	48,682	2,437,508
Credit Suisse Group	34,298	2,274,986
MIZUHO	195,152	2,211,072
Canon Inc.	39,400	2,139,026
Deutsche Bank AG*	16,439	2,110,603
France Telecom	62,216	2,080,503
Lloyds TSB Group PLC	46,389	2,062,455
Arcelor mittal	26,106	2,045,666
Honda Motor Co., Ltd.	60,089	2,004,569
ABB Ltd.	74,358	1,950,404
Ericsson LM Telephone Company	48,734	1,939,613

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depositary Receipts	Shares	Value
Deutsche Telekom AG	97,927	$1,922,307
Diageo Plc	21,381	1,875,755
SAP AG	29,851	1,751,358
Unilever N.V.	56,373	1,739,107
British American Tobacco PLC	23,685	1,704,846
BT Group plc	26,632	1,673,289
Koninklijke Philips Electronics N.V.	35,407	1,591,191
Sony Corporation	32,762	1,574,542
Enel S.p.A	27,554	1,553,219
Westpac Banking Corp	12,046	1,515,387
Mitsui and Company Ltd.	2,817	1,425,402
National Grid Plc	17,145	1,375,543
Unilever PLC	43,073	1,364,122
Matsushita Electrical Industrial Co., Ltd.	70,561	1,308,907
Prudential PLC	40,441	1,247,605
Veolia Environment	12,910	1,112,067
Royal KPN N.V.	63,403	1,101,310
Telecom Italia S.p.A	36,077	1,092,051
Nomura Holdings	62,665	1,043,372
Norsk Hydro ASA	23,769	1,030,386
Imperial Tobacco Group PLC	11,137	1,021,931
National Bank of Greece S.A.	78,128	1,008,632
Repsol YPF SA	26,009	923,320
Aegon NV	47,705	907,826
Endesa SA	15,336	875,839
Nissan Motor Co., Ltd.	41,391	828,234
Cadbury Schweppes PLC	17,288	804,238
Novo Nordisk A/S	6,607	799,711
NTT Docomo Inc.*	55,493	790,220
Fuji Photo Film Co., Ltd.	16,919	775,905
Alcatel	75,933	772,998
Allied Irish Banks PLC	15,097	731,752
Hitachi Ltd.	10,957	724,696
CRH PLC	17,864	716,168
Sratoil ASA	20,723	702,924
Nippon Telegraph and Telephone Corporation	29,989	697,844
Syngenta AG	16,025	694,363
Bank of Ireland	8,074	609,022
VOLVO AB	35,010	607,424

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depositary Receipts	Shares	Value
Kyocera Corporation	6,181	$576,007
Reuters	6,919	548,400
WPP Group PLC	7,941	536,018
Reed Elsevier, PLC	10,436	526,496
ASML Holding N.V.*	15,951	524,153
British Sky Broadcasting Group PLC	8,827	503,669
Shire PLC*	6,076	449,502
Hellenic Telecommunications Org.*	23,195	435,834
Infineon Technologies AG*	24,637	423,264
Reed Elsevier NV*	11,044	419,341
UPM Kymmene Corp	17,390	418,751
Pearson	26,558	410,587
Portugal Telecom SGPS S.A.*	28,242	396,518
Smith and Nephew PLC*	6,223	381,097
Invesco Ltd.*	13,794	376,576
TDK Corp*	4,236	370,650
Wolseley plc	21,737	369,964
Stora Enso OYJ*	18,798	363,553
STMicroelectronics	21,667	362,922
Fresenius Medical Care AG*	6,085	322,870
Elan PLc*	15,327	322,480
Delhaize Group*	3,290	316,037
Total Investments (Cost $167,668,306)		$190,283,370

The securities of the Fund's investment portfolio categorized by sector group, as a percentage of total investments at value, are as follows:

Sector Classification	Value	Percentage
Banks	$38,362,954	20.16%
Oil & Gas Producers	27,538,571	14.47%
Pharmaceuticals & Biotechnology	16,319,609	8.58%
Fixed Line Telecommunications	13,238,875	6.96%
Mining	12,853,141	6.75%
Automobiles & Parts	11,879,709	6.24%
Technology Hardware & Equipment	11,604,491	6.10%
Electronic & Electrical Equipment	7,472,443	3.93%
Mobile Telecommunications	7,117,020	3.74%
Nonlife Insurance	6,074,814	3.19%
Life Insurance	5,367,419	2.82%
Leisure Goods	5,250,545	2.76%

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Sector Classification	Value	Percentage
Food Producers	$3,907,467	2.05%
Media	2,944,511	1.55%
Tobacco	2,726,777	1.43%
Gas, Water & Multiutilities	2,487,610	1.31%
Electricity	2,429,058	1.28%
Industrial Metals	2,045,666	1.07%
Beverages	1,875,755	0.99%
Support Services	1,795,366	0.94%
Software & Computer Services	1,751,358	0.92%
General Finance	1,419,948	0.75%
Forestry & Paper	782,304	0.41%
Construction & Materials	716,168	0.38%
Heath Care Equipment & Services	703,967	0.37%
Chemicals	694,363	0.36%
Industrial Engineering	607,424	0.32%
Food & Drug Retailers	316,037	0.17%
Total	$190,283,370	100.00%

(*)  Non-income producing security for the year ended September 30, 2007.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depository Receipts	Shares	Value
China Mobile HK Ltd.	604,268	$49,574,147
America Movil SAB de CV	618,293	39,570,752
POSCO	219,786	39,291,143
Companhia Vale Do Rio Doce (PDS)	1,369,138	38,951,976
Petroleo Brasileiro SA (PDS)	561,146	36,306,146
Taiwan Semiconductor Manufacturing Co. Ltd.	3,217,855	32,564,693
Petroleo Brasileiro SA	407,206	30,744,053
Companhia Vale Do Rio Doce	874,540	29,673,142
China Life Insurance Co. Ltd.	338,669	29,200,041
Petrochina Co.	135,873	25,151,451
Teva Pharmaceutical Industries	547,893	24,364,802
Banco Bradesco S.A.	725,983	21,322,121
Infosys Technologies Ltd.	413,974	20,032,202
Kookmin Bank*	243,781	19,987,604
Banco Itau	367,584	18,607,102
CNOOC Ltd.	105,473	17,553,871
Cemex SA. de CV*	567,942	16,992,825
Shinhan Financial Group Co., Ltd.	126,812	16,269,980
Icici Bank Ltd.	290,788	15,330,343
China Petroleum and Chemical Corporation	121,612	14,971,653
Sasol Ltd.	344,607	14,814,655
Unibanco-Uniao de Bancos Brasileiros SA	77,743	10,227,092
Mobile Telesystems OJSC	137,461	9,527,422
United Microelectronics Corporation	2,580,350	9,263,457
China Unicom Ltd.	433,632	9,036,891
Tenaris SA	169,400	8,913,828
Grupo Televisa SA	361,050	8,726,579
P.T. Telekomunikasi Indonesia Tbk.	178,286	8,703,923
Companhia de Bebidas das Americas	117,893	8,621,515
Korea Electric Power Corp	371,494	8,600,086
AU Optronics Corporation	504,986	8,544,363
Telefonos de Mexico SA de CV	242,809	7,981,132
China Telecom Corp. Ltd.	100,573	7,692,829
Chunghwa Telecom Ltd.	376,867	6,964,502
SK Telecom Co., Ltd.	232,250	6,897,825
Gold Fields Ltd.	369,653	6,687,023
HDFC Bank	62,074	6,649,988
Companhia Siderurgica Nacional	90,447	6,378,322
Vimpel Communications OJSC	231,462	6,258,732

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depository Receipts	Shares	Value
Aluminum Corporation of China Ltd.*	85,189	$5,965,786
Fomento Economico Mexicano SA	156,624	5,857,738
Gerdau SA	223,342	5,856,027
Satyam Computer Services Ltd.	221,123	5,724,874
Anglogold Ashanti Ltd.	116,032	5,440,740
Siliconeware Precision	435,335	5,267,554
Compania Energitica De Miras*	198,460	4,233,152
Embraer-Empresa Brasileira De Aeronautica	91,951	4,038,488
KT Corporation	147,794	3,702,240
Telkom SA Limited	35,629	3,614,562
Woori Finance Holdings Co. Ltd.*	52,578	3,595,807
Total Investments (Cost $534,475,816)		$750,247,179

The securities of the Fund's investment portfolio categorized by sector group, as a percentage of total investments at value, are as follows:

Sector Classification	Value	Percentage
Oil & Gas Producers	$139,541,829	18.60%
Mobile Telecommunications	120,865,769	16.11%
Banks	111,990,039	14.93%
Mining	80,752,881	10.76%
Industrial Metals	66,405,106	8.85%
Technology Hardware & Equipment	55,640,067	7.42%
Fixed Line Telecommunications	38,659,188	5.15%
Life Insurance	29,200,041	3.89%
Software & Computer Services	25,757,076	3.43%
Pharmaceuticals & Biotechnology	24,364,802	3.25%
Construction & Materials	16,992,825	2.27%
Beverages	14,479,253	1.93%
Electricity	12,833,238	1.71%
Media	8,726,579	1.16%
Aerospace & Defense	4,038,486	0.54%
Total	$750,247,179	100.00%

(*)  Non-income producing security for the year ended September 30, 2007.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depository Receipts	Shares	Value
BP plc	37,168	$2,577,601
HSBC Holdings PLC	27,514	2,547,796
Vodafone Group PLC	61,955	2,248,967
Total S.A.	26,385	2,137,977
GlaxoSmithKline PLC	33,001	1,755,653
ROYAL Dutch Shell PLC (A shs)	21,278	1,748,626
Nokia Corporation	45,957	1,743,149
Novartis AG	28,907	1,588,729
Banco Santander S.A	73,090	1,411,368
Siemens AG	9,973	1,368,794
Telefonica, S.A.	16,289	1,364,692
ROYAL Dutch Shell PLC (B shs)	16,123	1,323,698
UBS AG*	23,003	1,224,910
Allianz Aktiengesellschaft	52,486	1,221,349
ABN AMRO Holding N.V.	22,318	1,171,695
DaimlerChrysler AG*	11,483	1,150,597
ING Group	25,768	1,141,780
ENI SPA	14,326	1,056,686
Anglo American PLC	31,387	1,049,895
Sanofi-Aventis	24,319	1,031,612
Banco Bilbao Vizcaya Argentaria, S.A.	43,800	1,019,664
Rio Tinto PLC	2,912	999,981
BHP Billiton PLC	13,603	978,192
Barclays PLC	19,895	967,295
AXA	21,028	938,059
AstraZeneca PLC	17,305	866,461
Credit Suisse Group	12,192	808,695
Deutsche Bank AG	5,844	750,311
France Telecom	22,116	739,559
Lloyds TSB Group PLC	16,490	733,145
Arcelor Mittal	9,280	727,181
ABB Ltd.	26,432	693,311
Ericsson LM Telephone Company	17,323	689,455
Deutsche Telekom AG	34,810	683,320
Diageo Plc	7,600	666,748
SAP AG	10,611	622,547
Unilever NV	20,039	618,203
British American Tobacco PLC	8,419	606,000
BT Group plc	9,467	594,812

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depository Receipts	Shares	Value
Koninklijke Philips Electronics N.V.	12,586	$565,615
Enel S.p.A	9,795	552,144
National Grid PLC	6,094	488,922
Unilever PLC	15,311	484,899
Prudential PLC	14,375	443,469
Veolia Environnement	4,589	395,296
Royal KPN N.V.*	22,538	391,485
Telecom Italia S.p.A	12,824	388,182
Norsk Hydro ASA	8,449	366,264
Imperial Tobacco Group PLC	3,959	363,278
National Bank of Greece S.A	27,772	358,537
Repsol YPF SA	9,245	328,198
Aegon NV	16,958	322,711
Endesa SA	5,451	311,307
Cadbury Schweppes PLC*	6,145	285,865
Novo Nordisk A/S	2,348	284,202
Alcatel	26,992	274,779
Allied Irish Banks PLC	5,367	260,138
CRH PLC	6,350	254,572
StatoilHydro ASA	7,366	249,855
Syngenta AG	5,696	246,808
Bank of Ireland	2,870	216,484
Volvo AB	12,445	215,921
Reuters Group PLC	2,459	194,900
WPP Group PLC	2,823	190,553
Reed Elsevier, PLC	3,710	187,170
ASML Holding N.V.*	5,670	186,313
British Sky Broadcasting Group PLC	3,138	179,054
Shire PLC	2,160	159,797
Hellenic Telecommunications Organization S.A.	8,245	154,924
MOBILE TELESYSTEMS	2,217	153,660
Infineon Technologies AG*	8,758	150,462
Reed Elsevier NV	3,926	149,070
UPM Kymmene Corp	6,182	148,863
Pearson PLC	9,440	145,942
Portugal Telecom SGPS SA	10,039	140,948
Smith & Nephew Group	2,212	135,463
Invesco PLC*	4,903	133,852
Wolseley PLC	7,727	131,514

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Depository Receipts	Shares	Value
Stora Enso OYJ	6,682	$129,230
STMicroelectronics NV	7,702	129,009
Fresenius Medical Care AG & Co*	2,163	114,769
ELAN Corp. PLC*	5,448	114,626
Delhaize Group	1,169	112,294
CGG veritas*	1,600	104,144
Vimpel Communications	3,732	100,913
Carnival PLC	1,996	94,830
Air France -KLM	2,348	86,383
Rexam PLC*	1,501	85,467
Coca-Cole Hellenic Bottling Comp S.A*	1,290	75,465
Ryanair Holding PLC*	1,771	73,514
InterContinental Hotels Group PLC*	3,498	69,470
Acergy SA*	2,278	67,657
Logitech International S.A.*	2,111	62,380
Luxxotica Group *	1,624	55,054
Business Objects S.A*	1,122	50,344
ARM Holding*	5,236	49,271
Thomson S.A*	3,171	48,326
Tomkins PLC*	2,576	48,017
Dassault Systemes S.A.*	700	45,871
Rostelecom*	668	41,970
Total Investments (Cost $47,577,778)		$57,918,933

The securities of the Fund's investment portfolio categorized by sector group, as a percentage of total investments at value, are as follows:

Sector Classification	Value	Percentage
Banks	$9,452,306	16.32%
Fixed Line Telecommunications	6,539,949	11.29%
Oil & Gas Producers	5,691,282	9.83%
Media	3,880,881	6.70%
Heath Care Equipment & Services	2,794,604	4.82%
Technology Hardware & Equipment	2,758,540	4.77%
Pharmaceuticals & Biotechnology	2,638,894	4.55%
Food Producers	2,635,745	4.55%
Mining	2,419,572	4.18%
Travel & Leisure	2,292,466	3.96%
Nonlife Insurance	2,159,408	3.73%
General Industries	1,808,597	3.12%

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2007

Sector Classification	Value	Percentage
Electricity	$1,746,141	3.01%
Personal Goods	1,743,149	3.00%
Construction & Materials	1,150,597	1.99%
Beverages	1,120,002	1.93%
Life Insurance	1,083,226	1.87%
Software & Computer Services	1,050,510	1.81%
Electronic & Electrical Equipment	822,541	1.42%
Industrial Metals	727,181	1.26%
Mobile Telecommunications	711,741	1.23%
Food & Drug Retailers	683,320	1.18%
Tobacco	675,470	1.17%
Gas, Water & Multiutilities	415,716	0.72%
Forestry & Paper	264,247	0.46%
Leisure Goods	153,660	0.27%
Oil Equipment, Services & Distribution	143,122	0.25%
Support Services	112,294	0.19%
Industrial Engineering	94,830	0.16%
General Finance	55,054	0.10%
Chemicals	48,017	0.08%
Automobiles & Parts	45,871	0.08%
Total	$57,918,933	100.00%

(*)  Non-income producing security for the year ended September 30, 2007.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities

	BLDRS Asia 50 ADR Index Fund September 30, 2007	BLDRS Developed Markets 100 ADR Index Fund September 30, 2007
Assets:
Investment in securities, at value (cost $107,393,043 and $167,668,306, respectively)	$129,248,278	$190,283,370
Cash	—	634,762
Dividends receivable	308,537	285,045
Other receivable	—	11,480
Receivable from securities sold	1,806,779	496,049
TOTAL ASSETS	$131,363,594	$191,710,706
Liabilities:
Payable for securities purchased	$810,389	$322,327
Distribution payable	651,882	868,492
Cash overdraft	307,917	—
Payable to Trustee	9,230	19,946
Accrued expenses	216,280	177,247
Total liabilities	1,995,698	1,388,012
NET ASSETS	$129,367,896	$190,322,694
Net assets represented by:
Paid in capital	$105,877,804	$165,459,618
Undistributed (distributions in excess of) net investment income	24,819	(449,845)
Accumulated net realized gain on investment transactions	1,610,038	2,697,857
Net unrealized appreciation of investments	21,855,235	22,615,064
NET ASSETS	$129,367,896	$190,322,694
Shares of beneficial interest outstanding, unlimited shares authorized, $.001 par value:	3,600,000	5,800,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$35.94	$32.81

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities

	BLDRS Emerging Markets 50 ADR Index Fund September 30, 2007	BLDRS Europe 100 ADR Index Fund September 30, 2007
Assets:
Investment in securities, at value (cost $534,475,816 and $47,577,778, respectively)	$750,247,179	$57,918,933
Cash	8,656,563	235,086
Dividends receivable	1,220,929	95,720
Receivable from units created	2,498	—
Other receivable	—	6,238
TOTAL ASSETS	$760,127,169	$58,255,977
Liabilities:
Payable for securities purchased	$5,267,870	$—
Distribution payable	3,481,223	275,281
Payable to Trustee	88,603	3,656
Accrued expenses	935,038	53,960
Total liabilities	9,772,734	332,897
NET ASSETS	$750,354,435	$57,923,080
Net assets represented by:
Paid in capital	$537,584,286	$46,498,515
Distributions in excess of net investment income	(1,014,583)	(93,038)
Accumulated net realized gain (loss) on investment transactions	(1,986,631)	1,176,448
Net unrealized appreciation of investments	215,771,363	10,341,155
NET ASSETS	$750,354,435	$57,923,080
Shares of beneficial interest outstanding, unlimited shares authorized, $.001 par value:	14,200,000	1,700,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$52.84	$34.07

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2007	2006	2005
Investment income:
Dividend income*	$2,377,837	$1,530,075	$568,483
Expenses:
Trustee fees	119,976	82,174	25,351
Marketing expenses	175,568	107,259	17,629
Licensing fees	72,847	49,330	15,201
SEC filing fees	8,075	5,642	2,382
Professional fees	47,195	50,124	42,399
Other fees and expenses	9,113	1,321	5,467
Total expenses	432,774	295,850	108,429
Less expenses waived by the Licensor	(72,847)	(49,330)	(15,201)
Less expenses assumed by the Sponsor	—	—	(17,176)
Net expenses	359,927	246,520	76,052
Net investment income	2,017,910	1,283,555	492,431
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	1,707,786	29,021	(53,156)
Net realized gain on in-kind redemptions	4,323,236	6,417,295	847,392
Net change in unrealized appreciation/ depreciation of investments	17,179,543	(1,246,785)	5,287,468
Net realized and unrealized gain on investments	23,210,565	5,199,531	6,081,704
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,228,475	$6,483,086	$6,574,135

*  Net of foreign taxes withheld of $157,808, $80,799 and $35,551 for the years ended September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2007	2006	2005
Investment income:
Dividend income*	$3,014,159	$1,491,882	$681,496
Expenses:
Trustee fees	109,507	52,325	23,206
Marketing expenses	152,134	50,138	17,629
Licensing fees	66,880	31,378	13,911
SEC filing fees	10,123	3,190	4,192
Professional fees	42,740	41,214	42,399
Other fees and expenses	14,017	10,108	7,486
Total expenses	395,401	188,353	108,823
Less expenses waived by the Licensor	(66,880)	(31,378)	(13,911)
Less expenses assumed by the Sponsor	—	—	(25,294)
Net expenses	328,521	156,975	69,618
Net investment income	2,685,638	1,334,907	611,878
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	3,711,844	(948,483)	(36,561)
Net realized gain on in-kind redemptions	5,108,943	1,638,012	666,359
Net change in unrealized appreciation/ depreciation of investments	13,400,542	5,133,512	3,674,714
Net realized and unrealized gain on investments	22,221,329	5,823,041	4,304,512
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,906,967	$7,157,948	$4,916,390

*  Net of foreign taxes withheld of $377,707, $188,154 and $74,024 for the years ended September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2007	2006	2005
Investment income:
Dividend income*	$10,602,940	$6,795,886	$1,555,142
Expenses:
Trustee fees	462,767	302,603	60,664
Marketing expenses	858,301	544,897	60,011
Licensing fees	282,150	181,795	36,335
SEC filing fees	25,969	3,109	20,763
Professional fees	47,195	40,959	42,399
Other fees and expenses	26,255	16,241	5,678
Total expenses	1,702,637	1,089,604	225,850
Less expenses waived by the Licensor	(282,150)	(181,795)	(36,335)
Less expenses assumed by the Sponsor	—	—	(7,522)
Net expenses	1,420,487	907,809	181,993
Net investment income	9,182,453	5,888,077	1,373,149
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	(596,271)	(1,054,055)	(260,177)
Net realized gain on in-kind redemptions	26,999,724	34,602,813	20,493,497
Net change in unrealized appreciation/ depreciation of investments	202,115,293	1,335,904	12,232,690
Net realized and unrealized gain on investments	228,518,746	34,884,662	32,466,010
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$237,701,199	$40,772,739	$33,839,159

*  Net of foreign taxes withheld of $1,092,673, $583,290 and $143,657 for the years ended September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2007	2006	2005
Investment income:
Dividend income*	$1,371,031	$736,696	$362,667
Expenses:
Trustee fees	44,669	24,750	13,021
Marketing expenses	31,206	—	17,629
Licensing fees	27,181	14,838	7,799
SEC filing fees	2,126	350	2,423
Professional fees	47,195	45,669	42,482
Other fees and expenses	8,811	5,105	7,318
Total expenses	161,188	90,712	90,672
Less expenses waived by the Licensor	(27,181)	(14,838)	(7,799)
Less expenses assumed by the Sponsor	—	(1,625)	(43,810)
Net expenses	134,007	74,249	39,063
Net investment income	1,237,024	662,447	323,604
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	1,869,307	(690,109)	19,950
Net realized gain on in-kind redemptions	—	3,546,226	1,097,943
Net change in unrealized appreciation/ depreciation of investments	7,703,178	260,342	997,866
Net realized and unrealized gain on investments	9,572,485	3,116,459	2,115,759
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,809,509	$3,778,906	$2,439,363

*  Net of foreign taxes withheld of $178,969, $98,938 and $40,787 for the years ended September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2007	2006	2005
Increase (decrease) in net assets:
Operations:
Net investment income	$2,017,910	$1,283,555	$492,431
Net realized gain on investment transactions	6,031,022	6,446,316	794,236
Net change in unrealized appreciation/ depreciation of investments	17,179,543	(1,246,785)	5,287,468
Net increase in net assets resulting from operations	25,228,475	6,483,086	6,574,135
Distributions to Unitholders from:
Net investment income	(2,060,340)	(1,257,748)	(444,378)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	25,925,178	69,936,560	20,602,282
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(13,454,710)	(20,477,411)	(3,342,084)
Increase in net assets due to unitholder transactions	12,470,468	49,459,149	17,260,198
Total increase	35,638,603	54,684,487	23,389,955
Net assets:
Beginning of period	93,729,293	39,044,806	15,654,851
End of period(a)	$129,367,896	$93,729,293	$39,044,806

(a)  Includes undistributed net investment income of $24,819, $67,249 and $41,442 at September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2007	2006	2005
Increase (decrease) in net assets:
Operations:
Net investment income	$2,685,638	$1,334,907	$611,878
Net realized gain on investment transactions	8,820,787	689,529	629,798
Net change in unrealized appreciation/ depreciation of investments	13,400,542	5,133,512	3,674,714
Net increase in net assets resulting from operations	24,906,967	7,157,948	4,916,390
Distributions to Unitholders from:
Net investment income	(3,045,557)	(1,375,148)	(641,817)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	114,130,255	26,540,700	35,950,604
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(15,485,028)	(5,376,994)	(3,306,224)
Increase in net assets due to unitholder transactions	98,645,227	21,163,706	32,644,380
Total increase	120,506,637	26,946,506	36,918,953
Net assets:
Beginning of period	69,816,057	42,869,551	5,950,598
End of period(a)	$190,322,694	$69,816,057	$42,869,551

(a)  Includes distributions in excess of net investment income of $(449,845), $(89,926) and $(49,685) at September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2007	2006	2005
Increase (decrease) in net assets:
Operations:
Net investment income	$9,182,453	$5,888,077	$1,373,149
Net realized gain on investment transactions	26,403,453	33,548,758	20,233,320
Net change in unrealized appreciation/ depreciation of investments	202,115,293	1,335,904	12,232,690
Net increase in net assets resulting from operations	237,701,199	40,772,739	33,839,159
Distributions to Unitholders from:
Net investment income	(9,937,606)	(5,489,387)	(1,979,397)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	356,067,421	259,584,545	268,885,566
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(108,125,246)	(243,518,262)	(95,448,564)
Increase in net assets due to unitholder transactions	247,942,175	16,066,283	173,437,002
Total increase	475,705,768	51,349,635	205,296,764
Net assets:
Beginning of period	274,648,667	223,299,032	18,002,268
End of period(a)	$750,354,435	$274,648,667	$223,299,032

(a)  Includes distributions in excess of net investment income of $(1,014,583), $(259,430) and $(658,120) at September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2007	2006	2005
Increase (decrease) in net assets:
Operations:
Net investment income	$1,237,024	$662,447	$323,604
Net realized gain on investment transactions	1,869,307	2,856,117	1,117,893
Net change in unrealized appreciation/ depreciation of investments	7,703,178	260,342	997,866
Net increase in net assets resulting from operations	10,809,509	3,778,906	2,439,363
Distributions to Unitholders from:
Net investment income	(1,236,505)	(665,155)	(411,679)
Realized gain on investments	—	(10,739)	(6,500)
Total distributions	(1,236,505)	(675,894)	(418,179)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Europe 100 ADR Index Fund shares	18,459,072	17,160,130	20,992,044
Less redemptions of BLDRS Europe 100 ADR Index Fund shares	—	(19,023,153)	(3,379,368)
Increase in net assets due to unitholder transactions	18,459,072	(1,863,023)	17,612,676
Total increase	28,032,076	1,239,989	19,633,860
Net assets:
Beginning of period	29,891,004	28,651,015	9,017,155
End of period(a)	$57,923,080	$29,891,004	$28,651,015

(a)  Includes distributions in excess of net investment income of $(93,038), $(93,557) and $(101,998) at September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Financial Highlights
BLDRS Asia 50 ADR Index Fund

	Year Ended September 30,				For the Period November 8, 2002* to September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period(4)	$29.29	$26.03	$20.87	$19.29	$16.25
Investment operations:
Net investment income(1)(4)	0.55	0.45	0.44	0.32	0.20
Net realized and unrealized gain on investments(4)	6.65	3.25	5.07	1.50	3.00
Total from investment operations	7.20	3.70	5.51	1.82	3.20
Less distributions from:
Net investment income(4)	(0.55)	(0.44)	(0.35)	(0.24)	(0.16)
Net asset value, end of period	$35.94	$29.29	$26.03	$20.87	$19.29
Total investment return(2)	24.70%	14.03%	26.63%	9.45%	19.73	%**
Ratios and Supplemental data:
Net assets, end of period (000's)	$129,368	$93,729	$39,045	$15,655	$2,893
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.36%	0.36%	0.43%	0.95%	0.52	%***
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/or assumed	1.60%	1.50%	1.81%	0.86%	1.20	%***
Net investment income after expenses waived and/or assumed	1.66%	1.56%	1.94%	1.51%	1.42	%***
Portfolio turnover rate(3)	21.98%	9.71%	14.89%	17.16%	18.65	%**

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

*  Commencement of operations.

**  Not annualized

***  Annualized

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Financial Highlights
BLDRS Developed Markets 100 ADR Index Fund

	Year Ended September 30,				For the Period November 8, 2002* to September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period(4)	$26.85	$23.82	$19.84	$16.78	$15.02
Investment operations:
Net investment income(1)(4)	0.75	0.65	0.58	0.40	0.33
Net realized and unrealized gain on investments(4)	5.96	3.03	3.93	3.06	1.76
Total from investment operations	6.71	3.68	4.51	3.46	2.09
Less distributions from:
Net investment income(4)	(0.75)	(0.65)	(0.53)	(0.40)	(0.33)
Net asset value, end of period	$32.81	$26.85	$23.82	$19.84	$16.78
Total investment return(2)	25.18%	15.56%	22.98%	20.69%	13.50	%**
Ratios and Supplemental data:
Net assets, end of period (000's)	$190,323	$69,816	$42,870	$5,951	$5,034
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.35%	0.36%	0.47%	1.58%	0.56	%***
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/or assumed	2.35%	2.49%	2.47%	0.76%	2.23	%***
Net investment income after expenses waived and/or assumed	2.41%	2.55%	2.64%	2.04%	2.49	%***
Portfolio turnover rate(3)	22.94%	8.33%	7.91%	13.74%	9.45	%**
The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

*  Commencement of operations.

**  Not annualized

***  Annualized

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Financial Highlights
BLDRS Emerging Markets 50 ADR Index Fund

	Year Ended September 30,				For the Period November 8, 2002* to September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period(5)	$32.31	$27.23	$18.00	$15.94	$12.64
Investment operations:
Net investment income(1)(5)	0.81	0.60	0.51	0.40	0.23
Net realized and unrealized gain on investments(5)	20.53	5.07	9.17	2.53	3.30
Total from investment operations	21.34	5.67	9.68	2.93	3.53
Less distributions from:
Net investment income(5)	(0.81)	(0.59)	(0.45)	(0.34)	(0.23)
Realized gain on investments(5)	—	—	—	(0.53)	—
Total distributions	(0.81)	(0.59)	(0.45)	(0.87)	(0.23)
Net asset value, end of period	$52.84	$32.31	$27.23	$18.00	$15.94
Total investment return(2)	66.50%	20.76%	54.38%	18.48%	27.76	%**
Ratios and Supplemental data:
Net assets, end of period (000's)	$750,354	$274,649	$223,299	$18,002	$6,374
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.36%	0.36%	0.37%	0.84%	0.50	%***
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/or assumed	1.89%	1.89%	2.19%	1.75%	1.78	%***
Net investment income after expenses waived and/or assumed	1.95%	1.95%	2.26%	2.29%	1.98	%***
Portfolio turnover rate(3)	14.38%	2.64%	25.53%	16.46%	16.21	%**
The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

*  Commencement of operations.

**  Not annualized

***  Annualized

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(5)  On July 10, 2006, there was a 4 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 4 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Financial Highlights
BLDRS Europe 100 ADR Index Fund

	Year Ended September 30,				For the Period November 8, 2002* to September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period(4)	$27.17	$23.88	$20.04	$16.56	$14.98
Investment operations:
Net investment income(1)(4)	0.85	0.68	0.56	0.46	0.37
Net realized and unrealized gain on investments(4)	6.87	3.34	3.89	3.45	1.57
Total from investment operations	7.72	4.02	4.45	3.91	1.9 4
Less distributions from:
Net investment income(4)	(0.82)	(0.72)	(0.59)	(0.43)	(0.36)
Realized gain on investments(4)	—	(0.01)	(0.02)	—	—
Total distributions	(0.82)	(0.73)	(0.61)	(0.43)	(0.36)
Net asset value, end of period	$34.07	$27.17	$23.88	$20.04	$16.56
Total investment return(2)	28.66%	17.02%	22.45%	23.72%	12.45	%**
Ratios and Supplemental data:
Net assets, end of period (000's)	$57,923	$29,891	$28,651	$9,017	$2,485
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.36%	0.37%	0.69%	1.12%	0.60	%***
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/or assumed	2.67%	2.61%	2.08%	1.54%	2.55	%***
Net investment income after expenses waived and/or assumed	2.73%	2.68%	2.48%	2.36%	2.85	%***
Portfolio turnover rate(3)	18.92%	6.87%	8.43%	11.91%	7.96	%**
The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

*  Commencement of operations.

**  Not annualized

***  Annualized

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Notes to Financial Statements
September 30, 2007

1. Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund, Inc. ("Asia"), BLDRS Developed Markets 100 ADR Index Fund, Inc. ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund, Inc. ("Emerging Markets") and BLDRS Europe 100 ADR Index Fund, Inc. ("Europe") (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by the respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Asia 50 ADR Index, The BNY Developed Markets 100 ADR Index, The BNY Emerging Markets 50 ADR Index and The BNY Europe 100 ADR Index, respectively.

Each Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of each respective Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Funds and their initial registration as investment companies.

PowerShares Capital Management LLC is the Sponsor of the Trust and The Bank of New York is the Trustee. Effective March 21, 2007, sponsorship the Trust was transferred to PowerShares Capital Management, LLC pursuant to a transaction agreement between PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent of the former sponsor, Nasdaq Global Funds, Inc.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation - Portfolio securities are valued at the closing sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued at fair value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee's appraising the value of the securities in good faith on the bid side of the market, or (e) by any combination thereof.

Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders - The Funds declare and distribute dividends, if any, from net investment income to their unitholders quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax - The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

3. Federal Income Tax

At September 30, 2007, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions and the tax character of distributions. These reclassifications had no effect on net assets of the Funds.

	Net increase to Undistributed Net Investment Income	Net decrease to Accumulated Net Realized Gain on Investment	Net increase to Paid in Capital
Asia	$—	$4,323,228	$4,323,228
Developed Markets	—	5,108,797	5,108,797
Emerging Markets	—	26,940,346	26,940,346
Europe	—	—	—

Distributions during the fiscal year ended September 30, 2007, 2006 and 2005 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,			Long-Term Capital Gains Year Ended September 30,
	2007	2006	2005	2007	2006	2005
Asia	$2,060,340	$1,257,748	$444,378	$—	$—	$—
Developed Markets	3,045,557	1,375,148	641,817	—	—	—
Emerging Markets	9,937,606	5,489,387	1,979,397	—	—	—
Europe	1,236,505	654,006	411,679	—	21,888	6,500

During the fiscal year ending September 30, 2007, the Asia and Developed Markets utilized capital loss carry forwards of $9,494 and $51,223, respectively.

At September 30, 2007, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation	Accumulated Capital and other Losses	Undistributed Long Term Capital Gain
Asia	$964,272	$21,233,407	$—	$1,944,296
Developed Markets	1,079,686	22,394,157	—	2,257,724
Emerging Markets	2,606,472	213,385,002	—	259,898
Europe	182,244	10,306,117	—	1,211,487

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including the fees of the Trustee and reimbursements to the Sponsor for expenses of the Sponsor relating to the marketing of the Funds and for payments to The Bank of New York (the "Licensor") for a license to use BNY Asia 50 ADR Index, BNY Developed Markets 100 ADR Index, BNY Emerging Markets 50 ADR Index and BNY Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. The Sponsor pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Funds, and is reimbursed by the Funds for such payments, subject to waiver provisions discussed on the following page.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Index Securities of their respective indices.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Asset Value of the Fund	Fee as a Percentage of Net Asset Value of the Fund
$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*  The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated and is computed each business day on the basis of the net asset value of the Fund on such day.

Marketing expenses for the year ended September 30, 2007, 2006 and 2005, represent expenses incurred by the Sponsor on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2007, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the years ended September 30, 2007, 2006 and 2005, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	Expenses Waved by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2007	2006	2005	2007	2006	2005
Asia	$72,847	$49,330	$15,201	$—	$—	$17,176
Developed Markets	66,880	31,378	13,911	—	—	25,294
Emerging Markets	282,150	181,795	36,335	—	—	7,522
Europe	27,181	14,838	7,799	—	1,625	43,810

5. Transactions in Shares of the BLDRS Index Funds Trust

	For the Year ended September 30,
	2007	2006	2005
	Shares	Shares	Shares
Asia shares sold	800,000	800,000	300,000
Asia shares split*	—	2,300,000	—
Asia shares redeemed	(400,000)	(400,000)	(50,000)
Net increase	400,000	2,700,000	250,000
Developed Markets shares sold	3,700,000	600,000	550,000
Developed Markets shares split*	—	1,600,000	—
Developed Markets share redeemed	(500,000)	(200,000)	(50,000)
Net increase	3,200,000	2,000,000	500,000
Emerging Markets shares sold	8,550,000	3,050,000	2,700,000
Emerging Markets shares split**	—	7,050,000	—
Emerging Markets shares redeemed	(2,850,000)	(3,650,000)	(900,000)
Net increase	5,700,000	6,450,000	1,800,000
Europe shares sold	600,000	350,000	300,000
Europe shares split*	—	600,000	—
Europe shares redeemed	—	(250,000)	(50,000)
Net increase	600,000	700,000	250,000

*  Split 3 for 1 on July 10, 2006

**  Split 4 for 1 on July 10, 2006

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe 100 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For years ended September 30, 2007, 2006 and 2005, the Trustee earned the following amounts in transaction fees:

Transaction Fee Earned by Trustee

	Year Ended September 30,
	2007	2006	2005
Asia	$5,000	$5,500	$3,500
Developed Markets	27,000	6,000	9,000
Emerging Markets	31,500	17,500	5,500
Europe	6,000	5,000	4,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2007, 2006 or 2005.

6. Investment Transactions

For the years ended September 30, 2007, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$26,671,905	$26,607,352
Developed Markets	25,797,099	25,544,728
Emerging Markets	67,549,407	67,532,261
Europe	8,663,448	8,563,302

At September 30, 2007, the Funds' cost of investments for federal income tax purposes and unrealized appreciation /(depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Asia	$108,014,871	$27,990,904	$6,757,497	$21,233,407
Developed Markets	167,889,213	24,435,843	2,041,686	22,394,157
Emerging Markets	536,862,177	216,944,311	3,559,309	213,385,002
Europe	47,612,816	10,729,475	423,358	10,306,117

7. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48).

FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

9. Related Party Transactions

During the fiscal year ended September 30, 2007, 2006 and 2005 the Trust paid $224,122, $139,431, and $57,122 respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx is an affiliate of the Trustee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and the Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the "Trust"), comprising of the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe 100 ADR Index Fund (collectively the "Funds"), as of September 30, 2007, and the related statements of operations and changes in net assets for each of the three years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each respective Fund constituting the BLDRS Index Funds Trust at September 30, 2007, the results of their operations and the changes in their net assets for each of the three years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP
New York, New York
January 28, 2008

Supplemental Information (Unaudited)

BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe 100 ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from the commencement of trading of each Fund through September 30, 2007.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Supplemental Information (continued)

BLDRS Asia 50 ADR Index Fund

October 1, 2006 through September 30, 2007

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.00%-1.00%	125	100.00%	124	99.20%
>1.00%-2.00%	0	0.00%	1	0.80%
Total	125	100.00%	125	100.00%

BLDRS Developed Markets 100 ADR Index Fund

October 1, 2006 through September 30, 2007

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.00%-1.00%	154	98.72%	94	100.00%
>1.00%-2.00%	2	1.28%	0	0.00%
Total	156	100.00%	94	100.00%

BLDRS Emerging Markets 50 ADR Index Fund

October 1, 2006 through September 30, 2007

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.00%-1.00%	165	100.00%	85	100.00%
>1.00%-2.00%	0	0.00%	0	0.00%
Total	165	100.00%	85	100.00%

BLDRS Europe 100 ADR Index Fund

October 1, 2006 through September 30, 2007

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.00%-1.00%	146	100.00%	104	100.00%
>1.00%-2.00%	0	0.00%	0	0.00%
Total	146	100.00%	104	100.00%

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II. Cumulative and Average Annual Returns for Each BLDRS Fund

Average Annual Total Returns

(For The Period Ending September 30, 2007)

	Past One Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	24.64%	24.19%	24.20%	19.09%	19.04%	19.67%
BLDRS Developed	25.13%	25.06%	25.41%	19.86%	19.85%	20.58%
BLDRS Emerging	66.44%	66.14%	66.59%	37.23%	37.21%	38.02%
BLDRS Europe	28.62%	22.28%	29.00%	21.34%	20.09%	21.90%

Cumulative Total Returns

(For The Period Ending September 30, 2007)

	Past One Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	24.64%	24.19%	24.20%	135.13%	134.67%	140.65%
BLDRS Developed	25.13%	25.06%	25.41%	142.69%	142.54%	149.72%
BLDRS Emerging	66.44%	66.14%	66.59%	370.45%	370.18%	383.53%
BLDRS Europe	28.62%	22.28%	29.00%	157.67%	144.89%	163.43%

(1)  Cumulative and Average Annual Total Return for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market closing price and net asset value, respectively. Since fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.